Expense Example	Aug. 22, 2025 USD ($)
Toews Hedged Oceana Fund | Toews Hedged Oceana Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 130
Expense Example, with Redemption, 3 Years	491
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,954
Toews Tactical Income Fund | Toews Tactical Income Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	1,709
Toews Hedged U.S. Opportunity Fund | Toews Hedged U.S. Opportunity Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,780
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	2,030
Toews Tactical Defensive Alpha Fund | Toews Tactical Defensive Alpha Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,688
Toews Agility Shares Dynamic Tactical Income ETF | Toews Agility Shares Dynamic Tactical Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	1,740
Toews Agility Shares Managed Risk ETF | Toews Agility Shares Managed Risk ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	$ 1,276